CASH COLLATERAL, REVERSE REPURCHASE AGREEMENTS AND SECURITIES BORROWING AND PAYABLES FROM REPURCHASE AGREEMENTS AND SECURITIES LENDING, Payables From Repurchase Agreements and Securities Lending (Details) - PEN (S/)
S/ in Thousands
		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		S/ 12,966,725	S/ 22,013,866
Financial liabilities, at fair value		13,080,001	22,184,831
Debt Instruments [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		12,332,689	21,191,810
Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	12,332,689	21,191,810
Financial liabilities, at fair value	[1]	S/ 12,449,218	S/ 21,362,884
Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Description of presentation currency		Colombian pesos
Average interest rate		6.12%	5.36%
Carrying amount		S/ 539,731	S/ 676,361
Financial liabilities, at fair value		S/ 536,398	S/ 676,300
Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Description of presentation currency		Chilean pesos
Average interest rate		0.96%	0.31%
Carrying amount		S/ 38,192	S/ 74,218
Financial liabilities, at fair value		S/ 38,192	S/ 74,216
Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Average interest rate		3.77%	2.91%
Carrying amount		S/ 56,113	S/ 71,477
Financial liabilities, at fair value		56,193	71,431
Up to 3 Days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		54,032	0
Up to 3 Days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	0	0
Up to 3 Days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
Up to 3 Days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		38,192	0
Up to 3 Days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		15,840	0
From 3 to 30 Days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		644,277	1,026,972
From 3 to 30 Days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	64,273	204,916
From 3 to 30 Days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		539,731	676,361
From 3 to 30 Days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	74,218
From 3 to 30 Days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		40,273	71,477
More than 30 days [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		12,268,416	20,986,894
More than 30 days [Member] | Debt Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount	[1]	12,268,416	20,986,894
More than 30 days [Member] | Instruments Issued by the Colombian Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
More than 30 days [Member] | Instruments Issued by the Chilean Government [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		0	0
More than 30 days [Member] | Other Instruments [Member] | Payables from Repurchase Agreements and Securities Lending [Member]
Payables from repurchase agreements and security lending [Abstract]
Carrying amount		S/ 0	S/ 0

[1]	As of December 31, 2022, and 2021 the Group has repurchase agreements secured with: (i) cash, see note 5(a), (ii) investments, see note 6(b), and (iii) loans, see note 7(a). This item consists of the following: